CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Common stock authorized (in shares)	55,333,333	55,333,333
Common stock issued (in shares)	28,743,914	19,478,877
Common stock outstanding (in shares)	28,743,914	19,478,877
Class B Ordinary Shares
Common stock authorized (in shares)	2,780,570	2,780,570
Common stock issued (in shares)	2,780,570	2,780,570
Common stock outstanding (in shares)	2,780,570	2,780,570